ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	2,450,392	1,554,658	218,969
Allowance for credit losses	(47,962)	(24,743)	(3,485)
Accounts receivable, net	2,402,430	1,529,915	215,484

Schedule of the movement in the allowance for doubtful accounts

	As at December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	15,770	32,265	47,962	6,755
Adoption of ASC 326*	5,684	—	—	—
Provision for expected credit losses	121,731	323,848	550,891	77,592
Write-offs charged against the allowance for credit losses**	(101,202)	(273,286)	(497,391)	(70,056)
Recoveries during the year	(9,718)	(34,865)	(76,719)	(10,806)
Balance at end of the year	32,265	47,962	24,743	3,485
*

On January 1, 2021, the Group adopted ASC 326 using a modified retrospective approach and did not restate the comparable prior periods, which resulted in a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2021 by RMB5,684.

**

The increase in write-offs charged against the allowance for credit losses was mainly due to the deterioration of third-party customers’ financial condition resulted from their worsening business operation impacted by economic conditions.